Taxation - Summary of Tax Loss Carryforwards (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Operating Loss Carryforwards [Line Items]
Loss	¥ 24,246,281
Tax losses	912,347
Loss expiring in 2023 [Member]
Operating Loss Carryforwards [Line Items]
Loss	88,608
Loss expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Loss	597,527
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,647,336
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Loss	3,298,601
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Loss	5,935,040
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,638,741
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Loss	4,400,603
Loss expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,406,957
Loss expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Loss	2,137,147
Loss expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Loss	3,095,721
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	318,404
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	¥ 593,943